UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
April 30, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.1%
	Shares	Value
CONSUMER DISCRETIONARY — 10.1%
Allison Transmission Holdings, Cl A	11,000	$328,240
Gentherm *	20,240	735,724
GNC Holdings, Cl A	7,300	328,500
McDonald’s	5,700	577,866
Morningstar	4,341	318,326
NIKE, Cl B	5,459	398,234
Nordstrom	13,429	822,929
Tupperware Brands	3,000	254,730
VF	6,670	407,470

		4,172,019

CONSUMER STAPLES — 10.9%
Colgate-Palmolive	9,600	646,080
Diageo ADR	5,363	658,469
Nestle ADR	10,779	831,923
PepsiCo	7,000	601,230
Reckitt Benckiser Group	9,439	760,979
Tesco	69,615	344,326
Wal-Mart Stores	8,243	657,049

		4,500,056

ENERGY — 9.9%
Apache	6,383	554,044
BG Group ADR	37,610	764,235
Chevron	7,930	995,374
Geospace Technologies *	4,860	282,512
Schlumberger	10,600	1,076,430
Transocean	9,709	418,167

		4,090,762

FINANCIALS — 16.5%
Aflac	11,059	693,620
American Express	7,400	646,982
Berkshire Hathaway, Cl B *	8,000	1,030,800
BlackRock, Cl A	2,702	813,302

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
April 30, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Capital One Financial	12,800	$945,920
Goldman Sachs Group	2,529	404,185
HSBC Holdings ADR	13,478	691,691
IntercontinentalExchange	2,094	428,097
JPMorgan Chase	8,559	479,133
PNC Financial Services Group	7,680	645,427

		6,779,157

HEALTH CARE — 12.3%
Abbott Laboratories	10,778	417,540
Air Methods *	7,500	417,525
Baxter International	10,400	757,016
Gilead Sciences *	11,730	920,688
Johnson & Johnson	9,928	1,005,607
McKesson	3,468	586,751
Mednax *	6,035	357,573
Mettler-Toledo International *	1,000	233,120
Thermo Fisher Scientific	3,400	387,600

		5,083,420

INDUSTRIALS — 14.1%
3M	7,300	1,015,357
ABB ADR	30,742	735,349
CSX	17,579	496,079
Graco	3,330	241,425
Illinois Tool Works	7,618	649,282
Komatsu	21,949	483,486
Orbital Sciences *	20,000	588,000
Precision Castparts	3,700	936,433
United Technologies	5,700	674,481

		5,819,892

INFORMATION TECHNOLOGY — 18.0%
Accenture, Cl A	12,119	972,186
Amphenol, Cl A	7,367	702,444
CSG Systems International	5,000	131,800

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
April 30, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Global Payments	6,527	$436,200
Microsoft	24,521	990,648
NeuStar, Cl A *	9,097	233,975
Qualcomm	12,141	955,618
SAP ADR	8,996	728,586
Syntel *	7,595	610,030
Taiwan Semiconductor Manufacturing ADR	41,291	829,949
WEX *	2,700	259,119
Zebra Technologies, Cl A *	8,200	569,408

		7,419,963

MATERIALS — 0.7%
BHP Billiton ADR	4,186	295,280

TELECOMMUNICATION SERVICES — 0.6%
Vodafone Group ADR	5,956	226,090

TOTAL COMMON STOCK (Cost $23,322,580)		38,386,639

EXCHANGE TRADED FUNDS — 6.5%
iShares MSCI All Country Asia ex Japan Fund *	4,400	262,328
iShares MSCI EMU Fund *	27,565	1,186,673
WisdomTree Japan Hedged Equity Fund *	26,931	1,241,250

TOTAL EXCHANGE TRADED FUNDS (Cost $2,362,235)		2,690,251

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
April 30, 2014
(Unaudited)

	Shares	Value
CASH EQUIVALENT — 1.2%
BlackRock Liquidity Funds TempFund Portfolio — Institutional, 0.030% (A) (Cost $500,863)	500,863	$500,863

TOTAL INVESTMENTS — 100.8% (Cost $26,185,678)†		$41,577,753

Percentages are based on Net Assets of $41,249,408.

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $26,185,678, and the unrealized appreciation and depreciation were $15,705,017 and $(312,942), respectively.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of April 30, 2014.

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

As of April 30, 2014, all of the Fund’s investments were Level 1. There were no transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements

LHI-QH-001-1100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2014

By	/s/ James F. Volk
James F. Volk
Treasurer, Controller & CFO

Date: June 26, 2014